Putnam
Emerging
Markets
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "These (developing) countries account for well over half of world output. Provided they continue to expand and also remain open to world trade, struggling emerging countries should be able, in time, to trade their way out of the crisis."

                            -- Financial Times, September 9, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

No one argues the point that over the past year or so the stock markets of developing countries were not the places for investors seeking profits. At the same time, these emerging countries represent excellent potential for investors with stamina, courage, and relatively long-term horizons.

Thus as Putnam Emerging Markets Fund's managers review fund performance during the 12 months ended August 31, 1998, they will be comparing the relative merits of these financially troubled countries rather than discussing results in absolute terms. That is a reasonable approach, for what we are dealing with here is a situation that can hardly do anything but improve over time. Experience has taught us that while it may not always be so, today's troubled markets can be tomorrow's leaders.

In the following report, your fund's managers provide the rationale behind their fiscal '98 strategies and offer their view of what lies ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998



Report from the Fund Managers
Thomas R. Haslett
J. Peter Grant
Deborah Farrell
Stephen Oler
Carmel Peters

The 12 months ended August 31, 1998, demonstrated both the risks and the benefits of investing in emerging markets. The crisis that started in Asia during the summer of 1997 has continued to afflict emerging markets (as well as developed ones) in all regions of the globe and real economic recovery has barely begun. The immediate fallout from Asia -- above all, cheaper commodity prices and slowing rates of growth -- has had a real impact on company earnings and a psychological impact on investor sentiment. However, as was seen in January of this year, when several markets in Southeast Asia gained 25% in one day, sentiment can change quickly and fulfill much of the positive potential of emerging-markets investments.

Reflecting the prevailing unfavorable environment, Putnam Emerging Markets Fund's class A shares posted a -45.69% return at net asset value
(-48.83% at public offering price) for its fiscal year, which ended August 31, 1998. This result is somewhat more favorable than the return of its benchmark index, the Morgan Stanley Capital International Emerging Markets Free Index, which posted a -49.56% decline. For complete performance information, including returns for other share classes and over longer periods, please turn to page 9.

* INVESTMENT STRATEGY BASED ON RIGOROUS ANALYSIS

Your fund's strategy is to take advantage of the most attractive capital growth opportunities in the world's emerging markets. With large populations and relatively new capitalist policies, these countries have the potential for economic growth rates far greater than those of developed, industrial countries. We analyze and invest in every region that offers these opportunities -- Asia, Latin America, the Middle East, Africa, and the emerging capitalist economies of Europe. To decide which countries offer the best combination of rewards and risks, we employ both a top-down analysis of each country's investment conditions and a bottom-up analysis of each stock's within each country.

Our investment team analyzes countries using economic and technical data to track business conditions and investors' willingness to buy securities. Analysts and portfolio managers reconcile all the quantitative information while also drawing on their years of experience in and knowledge of each market.

Analyzing investment conditions in each country is essential but ultimately, the fund owns securities, not countries. So as part of our stock selection process the team visits companies and analyzes their financial records to find stocks that we believe are priced below the economic value of their businesses. We also strive to find companies that are uniquely positioned within their markets and industries. Above all, we try to select companies with strong balance sheets and time-tested management.

* FUND FOCUSES ON LATIN AMERICA

During the past year the results of our top-down analysis steered us away from Asian markets that were mired in recession and toward Latin American and European markets, where economic growth was relatively stronger. Within Latin America, the fund has favored Brazil, Mexico, and Argentina, relatively large and diverse markets that offer many attractive companies. During the fiscal year we maintained smaller exposures to countries such as Venezuela and Chile, where dependency on oil and other commodity exports that have fallen in value has weakened economic conditions.

[GRAPHIC OMITTED: horizontal bar chart of COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS

Brazil          15.7%

Mexico          11.4%

India            7.3%

Taiwan           6.5%

Israel           6.0%

Footnote reads:
*Based on net assets as of 8/31/98. Holdings will vary over time.

Although all Latin American markets are down sharply for the fiscal period, we are confident in the region's leaders. Since several of the countries raised interest rates to protect their currencies, we avoided companies more sensitive to the economic cycle. In Brazil, for example, we have had positions in banks such as Banco Bradesco and Banco Itau, which have high cash balances and are known for conservative business practices. We also added to the fund's position in Telebras as the nation privatized additional parts of this large telecommunications company. International companies bid strongly for the 12 Telebras units offered in the privatization. Although these holdings, as well as others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* ASIAN RECESSION CRIMPS BUSINESS PROFITS

A year has passed since currency devaluation in Thailand ignited the Asian financial crisis, and some of Asia's economies have at least stabilized their financial situations during this time. The difficulties they now face are economic recession and the low levels of the Japanese yen. Japan, the region's largest developed economy, is stuck in recession and is hampered by political disagreements about how to resolve the problem of bad bank loans and the deflationary forces at work in this economy. The economic weakness limits Japanese imports from Asian emerging markets. The weak yen also keeps alive the pressure on China and Hong Kong to devalue their currencies, something that could further harm the region.

During the fiscal period, we limited the fund's exposure to Asia. Within the region, we preferred companies in India, Taiwan, South Korea, and the Philippines; our analysis shows that many companies in these markets have maintained their competitive standings. We have concentrated on high-quality companies in the manufacturing and utility sectors that are less sensitive to negative domestic economic growth rates and real estate prices.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telebras Co. ADR (Brazil)
Utilities

Cia Cervejaria Brahma ADR (Brazil)
Food and beverages

Yapi ve Kredi Bankasi A.S. GDR (Turkey)
Insurance and finance

YPF S.A. ADR (Argentina)
Oil and gas

Bank of Greece, S.A. (Greece)
Insurance and finance

Telefonos de Mexico S.A. ADR (Mexico)
Utilities

Investec Consultadoria International S.A. (Portugal)
Insurance and finance

Companhia Energetica de Minas Gerais ADR (Brazil)
Utilities

Enersis S.A. ADR (Chile)
Utilities

Bank Leumi Le-Israel (Israel)
Insurance and finance

Footnote reads:
These holdings represent 19.7% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.

* EMERGING EUROPE AND MIDDLE EAST HOLD UP RELATIVELY WELL DESPITE RUSSIAN
  WOES

Emerging European markets have provided some refuge in the past year. The expanding economies of developed Europe are stimulating growth in their neighbors and international enthusiasm for the 1999 introduction of the euro has provided an extra boost. Markets in the Middle East have been less volatile because fewer emerging markets funds have had large positions there, and economic conditions have remained solid.

Of the stocks the fund owns in emerging Europe and the Middle East, we are pleased with the performance of technology stocks in Israel, bank holdings in Poland, and utility companies in Portugal. Although we reduced the fund's Russian holdings prior to that nation's crisis this summer, the fund did not completely escape the deterioration of that market. The Russian situation has not had a major impact on other European emerging economies.

* EMERGING-MARKETS FUNDAMENTALS ARE MORE POSITIVE THAN SENTIMENT INDICATES

Although we have few positive results to report, we are nonetheless optimistic that our investment process continues to position the fund well for a future recovery. Our analysis also convinces us that the economic and business fundamentals in most of the markets in which the fund is invested are better than many investors recognize. While we anticipate a long road to full recovery for Asia and volatility for the foreseeable future, we are confident that a shift in global sentiment could have a positive effect. We will continue to seek well-managed companies with strong balance sheets in emerging markets, the type of companies likely to benefit when sentiment changes.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments not present with domestic investments. Additional risks, including illiquidity and volatility, may be associated with emerging markets securities.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.

TOTAL RETURN FOR PERIODS ENDED 8/31/98

                        Class A           Class B          Class M
(inception date)      (12/28/95)        (10/30/96)        (10/30/96)
                     NAV      POP      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------
1 year            -45.69%  -48.83%  -45.99%  -48.63%  -45.91%  -47.78%
--------------------------------------------------------------------------
Life of fund      -29.18   -33.27   -30.45   -32.46   -30.12   -32.57
Annual average    -12.12   -14.06   -12.72   -13.67   -12.56   -13.72
--------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/98

                            MSCI               MSCI
                      Emerging Markets   Emerging Markets     Consumer
                           Index            Free Index*     Price Index
--------------------------------------------------------------------------
1 year                     -50.27%            -49.56%          1.62%
--------------------------------------------------------------------------
Life of fund               -43.98             -44.22           6.45
Annual average             -19.53             -19.66           2.37
--------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Putnam Management has recently undertaken a review of benchmarks for various funds. This index replaces the MSCI Emerging Markets Index as a performance benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities generally held by the fund.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)              1             1            1
------------------------------------------------------------------------------
Income                             --            --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        $0.052         $0.052      $0.052
------------------------------------------------------------------------------
Short-term                        0.151          0.151       0.151
------------------------------------------------------------------------------
 Total                           $0.203         $0.203      $0.203
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
8/31/97                    $10.94   $11.61   $10.87   $10.89   $11.28
------------------------------------------------------------------------------
8/31/98                      5.81     6.16     5.74     5.76     5.97
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                               Class A           Class B           Class M
(inception date)              (12/28/95)        (10/30/96)        (10/30/96)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                    -46.71%  -49.78%  -47.09%  -49.68%  -46.92%  -48.78%
------------------------------------------------------------------------------
Life of fund              -26.26   -30.51   -27.66   -29.75   -27.21   -29.76
Annual average            -10.45   -12.36   -11.07   -12.01   -10.87   -12.01
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

The performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

[GRAPHIC OMMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
12/28/95
               Fund's class A      MSCI Emerging     Consumer Price
Date            shares at POP   Markets Free Index       Index

12/95               9,424             10,000            10,000
12/96              11,626             10,603            10,332
12/97              10,809              9,374            10,508
8/98               $6,673             $5,578           $10,645

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $6,955 ($6,754 with a contingent deferred sales charge); a $10,000 investment in the fund's class M shares would have been valued at $6,988 ($6,743 at public offering price). See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an index of approximately 1,011 securities representing 26 emerging markets, with all values expressed in U.S. dollars. A securities index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

The Morgan Stanley Capital International Emerging Markets Free Index is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees of Putnam Investment Funds and Shareholders of Putnam Emerging Markets Fund (a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Emerging Markets Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (90.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (4.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,871  Inversiones Y Representaciones S.A. GDR                                                 $      44,436
             75,000  Perez Companc S.A. Class B                                                                    297,059
             26,400  Telefonica de Argentina S.A. ADR                                                              590,700
             58,000  Transportadora de Gas del Sur ADR                                                             551,000
             42,100  YPF S.A. ADR                                                                                  931,463
                                                                                                            --------------
                                                                                                                 2,414,658

Brazil (15.7%)
--------------------------------------------------------------------------------------------------------------------------
                  1  Banco Bradesco S.A. BRC                                                                             5
              1,250  Banco Itau S.A. BRC $6.86 No par value (NPV) pfd.                                             541,723
             20,500  Brazil Realty S.A. 144A GDR                                                                   328,000
              4,300  Centrais Eletricas de Santa Catarina (CELESC)
                       144A GDR                                                                                    184,900
            112,800  Cia Cervejaria Brahma ADR                                                                   1,043,400
             32,200  Companhia Brasileira de Distribuicao Grupo
                       Pao de Acucar ADR                                                                           434,700
              1,300  Companhia Cimento Portland Itau                                                               176,739
             49,807  Companhia Energetica de Minas Gerais ADR                                                      884,074
              6,600  Companhia Paulista de Forca e Luz CPFL                                                        549,682
             19,000  Empresa Bras Aeronautica (NON)                                                                258,328
             49,900  Gerdau S.A.                                                                                   487,636
             72,900  Petroleo Brasileiro S.A.-Petrobras ADR                                                        729,000
             48,700  Souza Cruz S.A.                                                                               297,961
             32,900  Telebras Co. ADR                                                                            2,325,619
                345  Telecomunicacoes Sao Paulo S.A.                                                                51,304
                                                                                                            --------------
                                                                                                                 8,293,071

Canada (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             38,800  Hurricane Hydrocarbons Ltd. (NON)                                                              67,898

Czech Republic (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             33,000  Ceske Radiokomunikace 144A GDR (NON)                                                          693,000

Chile (3.4%)
--------------------------------------------------------------------------------------------------------------------------
             26,700  Cia de Telecomunicationes de Chile S.A. ADR                                                   408,844
             42,800  Distribucion y Servicio D&S S.A. ADR (NON)                                                    390,550
             44,500  Enersis S.A. ADR                                                                              806,563
             40,000  Madeco S. A. ADR                                                                              192,500
                                                                                                            --------------
                                                                                                                 1,798,457

Egypt (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             36,500  EFG-Hermes Holdings, S.A.E. 144A GDR (NON)                                                    419,750

Greece (5.8%)
--------------------------------------------------------------------------------------------------------------------------
              9,466  Commercial Bank of Greece, S.A.                                                               680,626
             26,188  Hellenic Telecommunication Organization S.A.                                                  606,491
             40,588  Hellenic Telecommunication Organization S.A. GDR                                              446,468
              6,690  National Bank of Greece, S.A.                                                                 898,157
             14,600  STET Hellas Telecommunications S.A. ADR (NON)                                                 427,050
                                                                                                            --------------
                                                                                                                 3,058,792

Hong Kong (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Asia Satellite Telecommunications Holdings Ltd.                                               220,901
            110,000  Cheung Kong Infrastructure Holdings                                                           191,667
            150,000  China Telecom Ltd. (NON)                                                                      197,475
            200,000  Guangdong Kelon Elec Holding                                                                  100,674
            108,000  Johnson Electric Holdings Ltd.                                                                182,607
             93,000  Smartone Telecommunications 144A                                                              195,656
             46,000  VTech Holdings, Ltd.                                                                          161,491
                                                                                                            --------------
                                                                                                                 1,250,471

Hungary (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             25,900  MOL Magyar Olaj-es Gazipari Rt. 144A GDR                                                      499,870
             68,250  Pick Szeged Rt. 144A GDR                                                                      476,044
                                                                                                            --------------
                                                                                                                   975,914

India (7.3%)
--------------------------------------------------------------------------------------------------------------------------
             16,000  Bajaj Auto Ltd. SPONS GDR                                                                     252,800
             44,000  Bharat Heavy Electricals Ltd. (BHEL)                                                          238,576
             27,400  BSES Ltd. GDR                                                                                 294,550
             50,000  Gujarat Ambuja Cements Ltd. 144A GDR                                                          175,000
             15,000  Hindustan Lever Ltd.                                                                          572,760
             30,000  Hindustan Petroleum Corp. Ltd.                                                                198,042
              9,200  Housing Development Finance Corporation Ltd.                                                  555,635
             30,000  Indian Hotels, Co. Ltd. GDR                                                                   198,750
             25,500  Larsen & Toubro Ltd.                                                                          200,813
             40,000  Larsen & Toubro Ltd. GDR                                                                      163,585
             92,000  Mahanagar Telephone Nigam Ltd.                                                                435,698
              4,600  Ranbaxy Laboratories GDR Ltd.                                                                  59,570
             20,000  Ranbaxy Laboratories Ltd.                                                                     239,741
                200  Telco (Tata Engineering and Locomotive Co., Ltd.)                                                 610
             34,000  Videsh Sanchar Nigam Ltd. GDR                                                                 297,500
                                                                                                            --------------
                                                                                                                 3,883,630

Israel (6.0%)
--------------------------------------------------------------------------------------------------------------------------
            494,000  Bank Leumi Le-Israel                                                                          793,716
              9,600  Formula Systems Ltd. (NON)                                                                    258,683
              4,100  Koor Industries Ltd.                                                                          395,034
             20,750  Koor Industries Ltd. ADR                                                                      370,906
            204,800  Supersol Ltd.                                                                                 565,410
             18,000  Supersol Ltd. ADR                                                                             231,750
             16,100  Tadiran Ltd.                                                                                  537,391
                                                                                                            --------------
                                                                                                                 3,152,890

Malaysia (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            194,000  Berjaya Sports Toto Berhad                                                                    126,224
          1,050,000  IJM Copr. Berhad                                                                              170,793
            148,000  Jaya Tiasa Holdings Brehad                                                                     95,941
            105,000  Malakoff Berhard                                                                               82,885
             14,000  MNI Holdings Berhad                                                                             6,195
            715,000  PPB Oil Palms Berhad                                                                          302,727
                                                                                                            --------------
                                                                                                                   784,765

Mexico (11.4%)
--------------------------------------------------------------------------------------------------------------------------
            266,000  Alfa S.A. de C.V. Class A                                                                     600,000
              6,990  Cemex S. A. de C.V. CPO                                                                        14,015
            233,000  Cemex S. A. de C.V. Class B                                                                   572,281
            500,000  Cifra S.A. de C.V. (NON)                                                                      541,353
             35,400  Coca-Cola Femsa S.A. ADR                                                                      384,975
            385,300  Corporacion Moctezuma, S.A. de C.V. (NON)                                                     251,073
            273,000  Fomento Economico Mexicano, S.A. de C.V.                                                      459,789
             40,500  Grupo Accion, S.A. de C.V. 144A ADR (NON)                                                     141,750
             50,200  Grupo Imsa S.A. de C.V. ADR (NON)                                                             351,400
             35,900  Grupo Televisa S.A.GDR (NON)                                                                  619,275
            235,000  Kimberly-Clark de Mexico, S.A. de C.V. Class A                                                515,940
             42,400  Panamerican Beverages, Inc. Class A                                                           675,750
             25,000  Telefonos de Mexico S.A. ADR Class L                                                          892,188
                                                                                                            --------------
                                                                                                                 6,019,789

Peru (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             27,800  Telefonica del Peru S.A. ADR                                                                  357,925

Philippines (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,223,400  Ayala Land, Inc.                                                                              193,611
          1,520,000  Cosmos Bottling Corp.                                                                          87,156
          2,057,000  Cosmos Bottling Corp.144A                                                                     117,947
          4,162,950  International Container Terminal Services, Inc. (NON)                                         150,859
             34,700  Manila Electric Co. Class B                                                                    57,303
              7,400  Philippine Long Distance Telephone Co.                                                        115,625
              8,100  Philippine Long Distance Telephone Co. ADR                                                    134,690
          1,580,000  SM Prime Holdings Inc. (NON)                                                                  192,064
                                                                                                            --------------
                                                                                                                 1,049,255

Poland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             33,000  @Entertainment, Inc. (NON)                                                                    288,750
             33,100  Kredyt Bank S.A. GDR                                                                          492,363
                                                                                                            --------------
                                                                                                                   781,113

Portugal (2.8%)
--------------------------------------------------------------------------------------------------------------------------
             22,800  Investec Consultadoria International S.A. (NON)                                               885,879
             13,000  Portugal Telecom S.A.                                                                         595,304
                                                                                                            --------------
                                                                                                                 1,481,183

Russia (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,256,000  Unified Energy Systems GDR (NON)                                                              117,040

South Africa (3.7%)
--------------------------------------------------------------------------------------------------------------------------
             20,500  Energy Africa Ltd. 144A (NON)                                                                 215,250
            200,000  Engen Ltd.                                                                                    597,316
            239,625  FirstRand Limited                                                                             215,627
             39,843  Liberty Life Association of Africa Ltd.                                                       466,705
            106,500  Sasol Ltd.                                                                                    446,125
                                                                                                            --------------
                                                                                                                 1,941,023

South Korea (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  Korea Electric Power Corp.                                                                    709,941
              7,860  Pohang Iron & Steel Company, Ltd.                                                             303,584
             14,991  Samsung Electronics Co.                                                                       499,329
              1,100  Samsung Fire & Marine Insurance                                                               204,006
                                                                                                            --------------
                                                                                                                 1,716,860

Taiwan (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            247,812  Acer, Inc. (NON)                                                                              219,850
             12,800  Ase Test Limited (NON)                                                                        332,800
             48,000  Asustek Computer Inc. (NON)                                                                   347,287
            637,023  Bank Sinopac (NON)                                                                            267,027
             90,360  Delta Electronics, Inc.                                                                       259,432
             81,200  Hon Hai Precision Industry (NON)                                                              382,337
            600,000  Pacific Electrical Wire & Cable                                                               420,327
            150,792  President Chain Store Corp.                                                                   398,302
             31,400  Siliconware Precision Industries Co. GDR (NON)                                                235,500
            336,550  Taiwan Semiconductor Manufacturing Co. (NON)                                                  594,253
                                                                                                            --------------
                                                                                                                 3,457,115

Thailand (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             65,300  Advanced Info Service Public Co. Ltd.                                                         265,701
            123,000  Electricity Generating Public Co. Ltd. (NON)                                                  170,752
            212,700  International Broadcasting Corporation
                       Public Company Ltd.                                                                          77,637
             19,800  PTT Exploration and Production PLC (NON)                                                      130,799
             16,000  PTT Exploration and Production PLC 144A (NON)                                                 105,697
                                                                                                            --------------
                                                                                                                   750,586

Turkey (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            102,000  Haci Omer Sabanci Holdings ADR                                                                400,350
             48,000  Haci Omer Sabanci Holding AS ADR Rights (NON)                                                 168,000
            692,300  Migros Turk (NON)                                                                             574,817
          3,995,749  Turkiye Is Bankasi (Isbank) Class C                                                           116,840
          3,255,200  Vestel Elektronik Sanayi ve Ticaret A.S. (NON)                                                273,217
             52,345  Yapi ve Kredi Bankasi A.S. GDR                                                                968,383
                                                                                                            --------------
                                                                                                                 2,501,607

United Kingdom (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Benpres Holdings Corp. GDR (NON)                                                               82,500
             24,000  Benpres Holdings Corp. 144A GDR (NON)                                                          33,000
            179,000  Billiton PLC                                                                                  291,599
             57,700  Coca-Cola Beverages PLC 144A                                                                  148,593
             67,550  Lonrho PLC                                                                                    259,904
             67,550  Lonrho Africa PLC                                                                              57,641
                                                                                                            --------------
                                                                                                                   873,237

Venezuela (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             13,500  Siderurgica Venezolana                                                                         47,250
                                                                                                            --------------
                     Total Common Stocks (cost $74,168,885)                                                 $   47,887,279

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a) (cost $795,625)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
$         1,340,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                        $      308,200

SHORT-TERM INVESTMENTS (3.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
$           510,000  Corporate Receivables Corp. effective yield
                       of 5.53%, September 11, 1998                                                         $      509,217
            202,000  Ford Motor Credit Corp. effective yield of
                       5.51%, October 7, 1998                                                                      200,887
            473,000  Windmill Funding effective yield of 5.5%,
                       October 28, 1998                                                                            468,844
            828,000  Interest in $750,000,000 joint tri-party repurchase agreement dated August 31, 1998 with
                       Goldman, Sachs & Co. due September 1, 1998
                       with respect to various U.S. Treasury
                       obligations -- maturity value of $828,133 for
                       an effective yield of 5.78%                                                                 828,133
                                                                                                            --------------
                     Total Short-Term Investments (cost $2,007,081)                                         $    2,007,081
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $76,971,591) (b)                                               $   50,202,560
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $52,954,293.

  (b) The aggregate identified cost on a tax basis is $77,953,522, resulting in gross unrealized appreciation and depreciation of $838,787 and $28,589,749, respectively, or net unrealized depreciation of $27,750,962.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository
      Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 1998 (as a percentage of net assets):

           Insurance and Finance     15.3%
           Utilities                 15.0
           Telecommunications        11.1

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1998
(aggregate face value $1,845,765)
                                                                    Unrealized
                              Market Aggregate Face    Delivery   Appreciation/
                               Value         Value        Date   (Depreciation)
-------------------------------------------------------------------------------
Malaysian Ringgit          $686,036      $685,810       2/3/99          $(226)
Phillippine Peso          1,107,433     1,159,955       2/3/99         52,522
-------------------------------------------------------------------------------
                                                                      $52,296
-------------------------------------------------------------------------------
Swap Contracts Outstanding at August 31, 1998
                                                                    Unrealized
                                          Notional   Termination  Appreciation/
                                            Amount          Date (Depreciation)
-------------------------------------------------------------------------------
Agreement with Lehman Brothers Finance
S.A. Dated May 15, 1998 to receive
(pay) quarterly the notional amount
multiplied by the return on the Korea
Stock Price Index and to pay the notional
amount multiplied by three month
LIBOR adjusted by a specified spread      $407,213       Dec-98       $9,324

Agreement with Lehman Brothers Finance
S.A. Dated July 16, 1998 to receive
(pay) quarterly the notional amount
multiplied by the return on the Korea
Stock Price Index and to pay the notional
amount multiplied by three month
LIBOR adjusted by a specified spread       200,000       Jul-99      (21,949)

Agreement with Salomon Brothers
International Ltd. Dated April 13,
1998 to receive (pay) quarterly the
notional amount multiplied by the return
of SK Telecom Co. Limited (South Korea)
and pay the notional amount multiplied by
three month LIBOR adjusted by a
specified spread.                          417,782       Apr-00       (20,364)
-------------------------------------------------------------------------------
                                                                     $(32,989)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $76,971,591) (Note 1)                                             $ 50,202,560
-----------------------------------------------------------------------------------------------
Cash                                                                                        101
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,436,986)                                                    1,419,869
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              289,349
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  216,710
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,956,844
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                           52,522
-----------------------------------------------------------------------------------------------
Receivable for open swap contract (Note 1)                                                9,324
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                3,491
-----------------------------------------------------------------------------------------------
Total assets                                                                         55,150,770

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,456,273
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              322,161
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            183,925
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               72,730
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             3,351
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                811
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   43,664
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 226
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             3,787
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                                 42,313
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   63,574
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     2,196,477
-----------------------------------------------------------------------------------------------
Net assets                                                                         $ 52,954,293

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $102,764,363
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                               (133,970)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
income and foreign currency transactions (Note 1)                                   (22,926,427)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                    (26,749,673)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $ 52,954,293

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($29,239,131 divided by 5,028,312 shares)                                                 $5.81
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.81)*                                    $6.16
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($21,722,378 divided by 3,784,533 shares)**                                               $5.74
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,992,784 divided by 345,739 shares)                                                    $5.76
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.5 of $5.76)*                                     $5.97
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $99,278)                                          $  1,539,430
-----------------------------------------------------------------------------------------------
Interest                                                                                251,828
-----------------------------------------------------------------------------------------------
Total investment income                                                               1,791,258

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,027,357
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          558,186
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        15,715
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,025
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   115,854
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   356,561
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    26,682
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              129
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  41,585
-----------------------------------------------------------------------------------------------
Registration fees                                                                         2,568
-----------------------------------------------------------------------------------------------
Auditing                                                                                 53,875
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,398
-----------------------------------------------------------------------------------------------
Postage                                                                                  31,048
-----------------------------------------------------------------------------------------------
Other                                                                                    12,059
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                        (169,016)
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,083,026
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (45,332)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,037,694
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (246,436)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (21,879,703)
-----------------------------------------------------------------------------------------------
Net realized loss on forward currency transactions (Note 1)                            (154,783)
-----------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                           (323,261)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                       80,448
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts and
swap contracts during the year                                                      (22,289,194)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (44,566,493)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(44,812,929)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                      Year ended August 31
                                                                                      ---------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $  (246,436)    $  (218,701)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                       (22,357,747)      1,432,850
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (22,208,746)     (4,883,449)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                (44,812,929)     (3,669,300)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --         (11,345)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --          (3,758)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --            (372)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (927,370)        (90,004)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (762,785)        (34,401)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (76,991)         (3,163)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     7,866,413      92,555,524
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (38,713,662)     88,743,181

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    91,667,955       2,924,774
---------------------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss and distributions in excess of net investment
income of $133,970 and $104,516, respectively)                                     $ 52,954,293     $91,667,955
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS  A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                                       Dec. 28, 1995+
operating performance                                                                  Year ended August 31      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.94           $10.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                     .01             (.02)             .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                            (4.94)             .81             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (4.93)             .79             1.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.20)            (.12)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.20)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $5.81           $10.94           $10.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                            (45.69)            7.82            20.94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $29,239          $49,581           $2,925
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                           2.10             2.10             1.25*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                            .06             (.23)             .11*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               112.35           141.81            45.90*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                         Year ended    Oct. 30, 1996+
operating performance                                                                              August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.87            $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                     (.07)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                             (4.86)            1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  (4.93)            1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.20)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.20)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $5.74           $10.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                             (45.99)           10.67*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $21,722          $38,044
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                            2.85             2.39*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                                            (.72)            (.76)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                112.35           141.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                         Year ended    Oct. 30, 1996+
operating performance                                                                              August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.89            $9.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                     (.05)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                             (4.88)            1.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  (4.93)            1.07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.20)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.20)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $5.76           $10.89
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                             (45.91)           10.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $1,993           $4,043
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b) (c)                                                                           2.60             2.18*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%) (c)                                                                           (.43)            (.53)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                112.35           141.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam Emerging Markets Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U. S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1998, the fund had a capital loss carryover of approximately $3,889,000 available to offset future net capital gain, if any, which will expire on August 31, 2006.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post October loss deferrals, Telebras adjustment organization costs and realized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $216,982 to decrease undistributed net investment loss and $124,690 to decrease paid-in-capital, with a increase to accumulated net realized losses of $92,292. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998 fund expenses were reduced by $45,332 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $730 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $57,493 and $5,252 from the sale of class A and class M shares, respectively and received $91,058 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $1,209 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended August, 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $104,751,336 and $89,424,172 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Year ended
                                                     August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,346,691       $ 51,791,477
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      100,050            898,446
-----------------------------------------------------------------------------
                                                 5,446,741         52,689,923

Shares
repurchased                                     (4,951,391)       (47,956,548)
-----------------------------------------------------------------------------
Net increase                                       495,350        $ 4,733,375
-----------------------------------------------------------------------------

                                                         Year ended
                                                     August 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,171,536       $ 95,009,853
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,734             99,096
-----------------------------------------------------------------------------
                                                 8,181,270         95,108,949

Shares
repurchased                                     (3,932,795)       (46,675,075)
-----------------------------------------------------------------------------
Net increase                                     4,248,475       $ 48,433,874
-----------------------------------------------------------------------------

                                                         Year ended
                                                     August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,742,794       $ 26,471,596
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       80,287            715,358
-----------------------------------------------------------------------------
                                                 2,823,081         27,186,954

Shares
repurchased                                     (2,538,162)       (23,909,221)
-----------------------------------------------------------------------------
Net increase                                       284,919        $ 3,277,733
-----------------------------------------------------------------------------

                                                     For the period
                                                    October 30, 1996
                                               (commencement of operations)
                                                    to August 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,052,401        $46,282,399
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,297             33,528
-----------------------------------------------------------------------------
                                                 4,055,698         46,315,927

Shares
repurchased                                       (556,084)        (6,437,953)
-----------------------------------------------------------------------------
Net increase                                     3,499,614        $39,877,974
-----------------------------------------------------------------------------

                                                         Year ended
                                                     August 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        298,328        $ 3,017,025
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        8,480             75,725
-----------------------------------------------------------------------------
                                                   306,808          3,092,750

Shares
repurchased                                       (332,188)        (3,237,445)
-----------------------------------------------------------------------------
Net decrease                                       (25,380)        $ (144,695)
-----------------------------------------------------------------------------

                                                     For the period
                                                    October 30, 1996
                                               (commencement of operations)
                                                    to August 31, 1997
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        443,189        $ 5,086,818
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          297              3,024
-----------------------------------------------------------------------------
                                                   443,486          5,089,842

Shares
repurchased                                        (72,367)          (846,166)
-----------------------------------------------------------------------------
Net increase                                       371,119        $ 4,243,676
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Deborah Farrell
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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Bulk Rate
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Investments
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[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

AN004 - 45929 2AY/2CK/2CL  10/98